Income Tax - Summary of The Company's Estimated Loss and Tax Credit Carryforwards (Details) $ in Thousands	Dec. 31, 2020 USD ($)
General Business Tax Credit Carryforward [Member] | Tax Period 2023-2060 [Member] | Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	$ 24,621
General Business Tax Credit Carryforward [Member] | Tax Period 2037-2040 [Member] | State and Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	143
Capital Loss Carryforward [Member] | Tax Period 2025 [Member] | Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	$ 3,368